Segment Information	6 Months Ended
Jun. 30, 2021
Segment Information [Abstract]
Segment Information
Note 4 – Segment Information

Substantially all fixed assets are located in Israel and substantially all revenues are derived from shipments to other countries. Revenues are attributable to geographic areas/countries based upon the destination of shipment of products and related services as follows:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2021	2020	2021	2020	2020
	U.S. Dollars (in thousands)

Asia Pacific	109,345	61,914	59,145	35,130	137,555
United States	8,827	3,258	4,446	986	9,847
Europe	6,630	2,007	3,859	884	8,457

	124,802	67,179	67,450	37,000	155,859